Other Revenues (Expenses) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other revenues:
Chartered flights revenue			$ 1,428,265	$ 902,750	$ 837,712
Others					18,828
Other revenues	$ 117,174	$ 900,161	1,428,265	902,750	856,540
Other expenses:
Aircraft operational cost			(1,574,171)	(1,095,461)	(1,003,858)
Aircraft depreciation expense (note 13)			(594,496)	(490,820)	(462,184)
Loss on disposal of property, premises and equipment			(25,999)
Other expenses	$ (605,463)	$ (1,215,431)	$ (2,194,666)	$ (1,586,281)	$ (1,466,042)